Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2024 (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Line Items]
Going concern
2.1.
Going concern

Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.

The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents and other financial assets will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, were the Group unable to continue as a going concern
Revision of prior-period financial statements
2.2.
Revision of prior-period financial statements

During the preparation of the unaudited interim condensed Consolidated Financial Statements for the three months ended March 31, 2025, the Group identified and corrected a misstatement related to the presentation of income tax paid in the Consolidated Statement of Cash Flows. The Group has evaluated the effect, both qualitatively and quantitatively, and concluded that the previously filed annual financial statements were not materially affected. The Group adjusted the prior periods to provide increased comparability. The revision of the presentation of income tax paid in the Consolidated Statement of Cash Flows for the year ended December 31, 2024 resulted in an increase in ‘Income tax paid’ of €13.1 million and a corresponding decrease in ‘(Increase)/decrease in other assets’ of €2.8 million and in ‘Increase/(decrease) in deferred revenue, accounts payables and other liabilities’ of €10.3 million. Net cash provided by/(used in) operating activities remained unchanged. For the year ended December 31, 2023, the revision of the presentation of income tax paid in the Consolidated Statement of Cash Flow resulted in an increase in ‘Income tax paid’ of €3.0 million and a corresponding decrease in ‘(Increase)/decrease in other assets’ of €3.0 million. Net cash provided by/(used in) operating activities remained unchanged.

Revenue from collaboration agreements
4.1.
Revenue from collaboration agreements

The Group currently earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of December 31, 2025, the Group had two revenue-generating strategic collaboration agreements in place, one with Bristol-Myers-Squibb (“BMS”) and one agreement with ModernaTX, Inc. (“Moderna”), which both are in pre-clinical stage. Prior collaboration agreements with Genmab, BMS IMA401 and BMS Allo were terminated during the year ended December 31, 2024, and all remaining deferred revenue was recognized within the respective period, described in detail in Note 6.

Under IFRS 15, the Group applies significant judgement when evaluating whether the obligations under the collaboration agreements represent one or more combined performance obligations, the determination of the transaction price and the allocation of the transaction price to identified performance obligations.

Identification of distinct performance obligations

Pre-clinical collaboration agreements with BMS and Genmab

Under the terms of these agreements, Immatics agreed to collaborate in the development, manufacture, and commercialization of cancer immunotherapy treatments for specified targets identified through the use of Immatics XPRESIDENT technology.

As part of the collaboration arrangements, Immatics granted licensing rights for the development and commercialization of future product candidates, developed for targets defined in the collaboration agreements. Additionally, Immatics agreed to perform certain research activities under the collaboration agreements, including screening of highly specific molecules for reactivity with the specified targets and off-targets using Immatics’ proprietary technology and know-how, participation on steering committees, and preparation of data packages.

The Group performed an analysis to identify the performance obligations under the contract, including licenses and rights to future intellectual property developed under the contract and research activities. As these agreements comprise several promises, the Group assessed whether these promises are capable of being distinct and distinct within the context of the contract.

The licenses contributed under the collaboration agreements did not represent distinct performance obligations, because the Group’s collaboration partners would likely be unable to derive significant benefits from their access to these targets without Immatics’ research activities. Identification of a viable product candidate that will bind to the targets specified in the agreements required use of the Group’s XPRESIDENT technology and database of target and off-target data.

Clinical collaboration agreement (BMS IMA401 agreement)

Under the terms of the agreement, Immatics granted to Bristol-Myers Squibb (BMS) an exclusive, worldwide, sublicensable license to develop, manufacture and commercialize IMA401. Under the Agreement, Immatics was also responsible for, and bore the cost of, the first Phase 1 clinical trial.

The Group transferred license rights and performed clinical trial services. While the clinical trial is a prerequisite for approval of the product, it does not modify the underlying product. The license contributed under the collaboration agreement represented a distinct performance obligation, because they were separately identifiable from other promises in the BMS IMA401 agreement.

Moderna agreement

Under the terms of the agreement, Immatics granted to Moderna five main elements:

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Early TCER Activities: Immatics agrees to collaborate in the development, manufacturing and commercialization of cancer immunotherapy treatments for specified early pre-clinical targets identified through the use of Immatics XPRESIDENT technology. As part of the collaboration arrangement, Immatics grants licensing rights for the development and commercialization of future product candidates, developed for targets defined in the collaboration agreement. Additionally, Immatics agrees to perform certain research activities under the collaboration agreement, including screening of highly specific molecules for reactivity with the specified targets and off-targets using Immatics’ proprietary technology and know-how, participation on steering committees, and preparation of data packages. The Group performs an analysis to identify the performance obligations under the contract, including licenses and rights to future intellectual property developed under the contract and research activities. As the agreement comprises several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. The licenses contributed under the collaboration agreement do not represent distinct performance obligations, because the Group’s collaboration partner would likely be unable to derive significant benefits from its access to these targets without Immatics’ research activities. Identification of a viable product candidate that will bind to the targets specified in the agreement requires use of the Group’s XPRESIDENT technology and database of target and off-target data.
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Advanced TCER Activities: Immatics agrees to collaborate in the development, manufacturing and commercialization of cancer immunotherapy treatments for one specified more advanced pre-clinical target identified through the use of Immatics XPRESIDENT technology. The product candidate, while in pre-clinical stage, is more advanced and therefore distinct from the Early TCER activities.
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Database Activities: Immatics agrees to give limited insights into Immatics XPRESIDENT and XCUBE technologies. The research and development services associated with the database pillar are mainly focused on preparing and formatting the data. The four individual reporting elements within the database agreement represent distinct performance obligations. However, as all of them are accounted for as stand ready obligations over the identical license term, the accounting treatment does not differ from a combination into one performance obligation.
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Clinical Combination: Immatics agrees to jointly run a clinical combination trial. The results of the trial will be co-owned and cost will be shared. The clinical combination is accounted for as a joint arrangement in accordance with IFRS 11.
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Clinical trial for Advanced TCER Activities: During the year ended December 31, 2025, Immatics entered into an amendment to the Moderna master agreement to conduct a clinical trial in accordance with the clinical research plan embedded in the agreement. The contract modification contains a single distinct performance obligation, which is to deliver clinical trial services.

Determination of transaction price

Upfront payment

Each of the Group’s strategic collaboration agreements includes a non-refundable upfront payment.

With respect to pre-clinical collaboration agreements, the Group records these payments as deferred revenue, which it allocates to the combined performance obligations for each agreement. Such amounts are recognized as revenue over the performance period of the research activities on a cost-to-cost basis.

With respect to the BMS IMA401 agreement and the Moderna agreement, the Group determined the underlying stand-alone selling price for each performance obligation to allocate the transaction price to each performance obligations. The estimation of the stand-alone selling price requires significant judgement regarding the estimation approach of the stand-alone selling prices for the distinct performance obligations as well as significant estimates regarding the expected cost for future services, profit margins and development timelines.

Reimbursement for services

Under the collaboration agreement with Moderna, the Group receives reimbursement for employee research and development costs. In addition, the Group received reimbursements for employee research and development costs under the collaboration agreement with Genmab, which was terminated in the first quarter of 2024. These employee costs are presented as research and development expenses, while reimbursements of those costs, which is based on an FTE rate defined in the contract, are part of the transaction price and presented as revenue and not deducted from expenses.

Development and Commercial Milestones

The collaboration agreements include contingent payments related to development and commercial milestone events. These milestone payments represent variable consideration that are not initially recognized within the transaction price, due to the scientific uncertainties and the required commitment from the collaboration partners to develop and commercialize a product candidate. The Group assesses the probability of significant reversal of cumulative revenue for any amounts that become likely to be realized prior to recognizing the variable consideration associated with these payments within the transaction price.

Sales-based milestones and royalty payments

The collaboration agreements also include sales-based royalty payments upon successful commercialization of a licensed product. In accordance with IFRS 15.B63, where the license is predominant, the Group recognizes revenue from sales-based milestones and royalty payments at the later of either (i) the occurrence of the subsequent sale; or (ii) the performance obligation to which some or all of the sales-based milestone, or royalty payments have been allocated. The Group anticipates recognizing these milestones and royalty payments, when subsequent sales are generated from a licensed product by the collaboration partner.

Measuring progress towards complete satisfaction of a performance obligation

The cost-to-cost basis using direct costs and directly attributable personnel costs is considered the best measure of progress in which control of the performance obligations transfers to the Group’s collaboration partners, due to the nature of the work being performed.

Other material accounting considerations

Cost to fulfill contracts

The Group incurs costs for personnel, supplies and other costs related to its laboratory operations as well as fees from third parties and license expenses in connection with its research and development obligations under the collaboration and licensing agreement. These costs are recognized as research and development expenses over the period in which services are performed.

Cost to obtain a contract

For some collaboration agreements, the Group incurs incremental costs of obtaining a contract with a customer. The Group capitalizes those incremental costs if the costs are expected to be recovered. The recognized asset is amortized consistent with the method used to determine the pattern of revenue recognition of the underlying contract.
Deferred income tax
4.2.
Deferred income tax

Deferred income tax results from temporary differences between the carrying amount of an asset or a liability and its tax base. Deferred income tax is provided in full using the liability method on temporary differences. In accordance with IAS 12 (“Income Taxes”), the deferred tax assets and liabilities reflect all temporary valuation and accounting differences between financial statements prepared for tax purposes and our consolidated financial statements. Tax losses carried forward are considered in deferred tax assets calculation. The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets with current tax liabilities and deferred tax assets with deferred tax liabilities which relate to income taxes levied by the same tax authority.

Share-based payment
4.3.
Share-based payment

The Group’s employees as well as others providing similar services to the Group, receive remuneration in the form of share-based payments, which are equity-settled transactions. The Group’s equity-settled option plans include Matching Stock Options, Converted Stock Options, Service Options, PSUs and RSUs and are described in detail in Note 11.

The costs of equity-settled transactions are determined by the fair value at grant date, using an appropriate valuation model. Share-based expenses for the respective vesting periods are recognized in research and development expenses and general and administrative expenses, reflecting a corresponding increase in equity.

Financial Instruments
4.4.
Financial Instruments

Financial assets within the scope of IFRS 9 include cash and cash equivalents, short-term deposits and receivables. Immatics determines the classification of its financial assets at initial recognition. All financial assets are recognized initially at fair value, plus, in case of a financial asset not at fair value through profit or loss, transaction costs. Purchases and sales of financial assets are recognized on their trade date, on which the Group commits to purchase or sell the asset. The subsequent measurement of financial assets depends on their classification as described below.

Cash and cash equivalents in the Consolidated Statement of Financial Position is comprised of cash held at banks and short-term deposits with an original maturity of three months or less. Immatics has short-term deposits with original maturities between three and 12 months, which are classified as other financial assets. Short-term deposits with an original maturity of three months or less are classified as cash and cash equivalents. Under IFRS 9, short-term deposits are classified within financial assets at amortized costs.

For debt securities which have high credit ratings and no significant increases in credit risk since initial recognition, the Group determines the exposure to credit default using CDS pricing information (credit default swap values) published by credit agencies and recognizes a 12-month expected credit loss ("ECL").

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss or at amortized cost, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value. The Company’s financial liabilities include accounts payables, lease liabilities, liabilities for warrants and other financial liabilities. Immatics recognized accounts payables and other current liabilities as financial liabilities at amortized costs.

Warrants are accounted for as derivative financial instruments and therefore as financial liabilities through profit or loss as they give the holder the right to obtain a variable number of ordinary shares. Such derivative financial instruments are initially recognized at fair value on the date on which the merger is consummated and are subsequently remeasured at fair value through profit or loss.

The Group does not engage in hedging transactions that meet the criteria to apply hedge accounting.

Research and development
4.5.
Research and development

Research expenses are defined as costs incurred for current or planned investigations undertaken with the prospect of gaining new scientific or technical knowledge and understanding. All research costs are expensed as incurred.

An intangible asset arising from development expenditure on an individual project is recognized only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete and the ability to measure reliably the expenditure during the development. The Group did not recognize any intangible assets from development expenditures in 2025, 2024 and 2023 due to the existing uncertainties in connection with its development activities.
Government Grants
4.6.
Government Grants

Government grants and similar grants which are accounted for in accordance with IAS 20 are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs for which the grant is intended to compensate are expensed. When the grant relates to an asset, it is recognized as deferred income within the consolidated financial statements. Other income is subsequently recognized in our consolidated statements of profit or loss over the useful life of the underlying asset subject to funding.